Schedule Of Property, Equipment And Leasehold Improvement (Details)	Dec. 31, 2025
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant propety and equipment useful life	3 years
Furniture And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant propety and equipment useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]